Expendable Parts and Supplies - Disclosure of Expendable Parts and Supplies (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Material for repair and maintenance	$ 70,929	$ 69,737
Other inventories	4,217	4,920
Expendable parts and supplies, gross	75,146	74,657
Allowance for obsolescence	(368)	(338)
Expendable parts and supplies	$ 74,778	$ 74,319